LEASES (Schedule of Supplemental Cash Flow Information Related to Leases) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee Disclosure [Abstract]
Operating cash flows from operating leases	$ 354